Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Schedule of Inventories [Abstract]
Finished goods	$ 72,373	$ 87,967
Work-in-process	2,838	3,106
Raw materials	77,474	77,431
Total Inventory	$ 152,685	$ 168,504